Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The following table presents the Group’s financial assets and liabilities that are measured at fair value in accordance with IFRS 13 classification hierarchy:

	2021				2020

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

Assets at fair value

Investment held at fair value (note 18)	405	–	101	506	171	–	93	264

Derivatives relating to

– interest rate swaps (note 19)	–	33	–	33	–	65	–	65

– cross-currency swaps (note 19)	–	221	–	221	–	444	–	444

– forward foreign currency contracts (note 19)	–	171	–	171	–	288	–	288

Assets at fair value	405	425	101	931	171	797	93	1,061

Liabilities at fair value

Derivatives relating to

– interest rate swaps (note 19)	–	36	–	36	–	53	–	53

– cross-currency swaps (note 19)	–	35	–	35	–	–	–	–

– forward foreign currency contracts (note 19)	–	243	–	243	–	266	–	266

Liabilities at fair value	–	314	–	314	–	319	–	319

Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements
The gross fair value of derivative financial instruments as presented in the Group balance sheet, together with the Group’s rights of offset associated with recognised financial assets and recognised financial liabilities subject to enforceable master netting arrangements and similar agreements, is summarised as follows:

	2021			2020

	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m

Financial assets

– Derivative financial instruments (note 19)	425	(184)	241	797	(237)	560

Financial liabilities

– Derivative financial instruments (note 19)	(314)	184	(130)	(319)	237	(82)

	111	–	111	478	–	478
*	No financial instruments have been offset in the Group balance sheet.

Schedule of Detailed Information About Hedged Items by Risk Category
The hedged items by risk category are presented below:

	2021

	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m

Fair value hedges

Interest rate risk

– borrowings (liabilities)	9,197	101	Borrowings	87

Cash flow hedges

Interest rate risk

– borrowings (liabilities)	2,132		Borrowings	(69)	(538)

	2020

	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m

Fair value hedges

Interest rate risk

– borrowings (liabilities)	5,356	173	Borrowings	(57)

Cash flow hedges

Interest rate risk

– borrowings (liabilities)	2,816		Borrowings	155	(628)